ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 47,625	$ 6,810	¥ 57,599
Allowance for credit losses	(555)	(79)	(5,569)	$ (796)	¥ (5,926)	¥ (5,407)
Accounts receivable, net	¥ 47,070	$ 6,731	¥ 52,030